MERRILL LYNCH
                                                              AGGREGATE BOND
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1998

                    Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

DEAR SHAREHOLDER

The primary investment objective of Merrill Lynch Aggregate Bond Index Fund is to seek to provide investment returns that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index. This Index is a highly recognized and widely referenced benchmark and often used when measuring performance in the investment-grade fixed-income market. For the quarter ended June 30, 1998, the Fund's Class A and Class D Shares had total returns of +2.29% and +2.23%, respectively, compared to a +2.34% total return for the Index. (For complete performance information, see page 3 of this report to shareholders.)

The Index is comprised of securities from three major high-quality investment sectors: US Government and agency securities, US Government agency mortgage-backed securities (MBS), and investment-grade corporate securities. The weighting of each sector is determined by the relative market value of all eligible securities outstanding within the three sectors. To be eligible, securities must be fixed rate, mature in one year or more and meet minimum size of issue requirements. As of June 30, 1998, the Treasury and agency sector represented 48.4% of the Index, with MBS and corporate securities at 29.7% and 21.9% of the Index, respectively. This allocation represents a decline of 0.6% for Treasury and agency securities and an increase of 0.3% for both MBS and corporate securities from the beginning of the quarter.

The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Aggregate Bond Index Series. Each of the three sectors within the Series is managed separately. The US Government and agency and corporate sectors are managed similarly. In these two sectors, the Series seeks to neutralize duration. Duration is an indicator of expected price volatility of a security (or group of securities) when interest rates change. Hence, if the duration of each sector is identical to the corresponding sector in the Index, then the price movement of that sector in the Series should match the price movement in the Index of that particular sector. In addition, duration matching techniques are not complete until an analysis of the duration exposure is conducted for each part of the yield curve and the distribution of the duration is matched to ensure identical exposure. Therefore, the Series applies neutral partial duration in addition to total duration management to ensure tracking errors do not surface as a result of changes in the shape of the yield curve.

In addition to duration matching, other exercises are employed to match the Series to its index counterpart. It is critical that industry subsector exposure along with credit rating neutrality is achieved in order for tracking deviation to remain at a minimal level.

Unlike the US Government and agency and corporate sectors which have well-defined maturities and therefore absolute durations, the MBS sector of the Series is subject to prepayments that impact duration. Since analysis can be done to estimate future prepayments, the duration can be calculated assuming these projected prepayments. However, since an uncertainty of prepayments exists, there also is an uncertainty of duration. Accordingly, rather than managing the MBS sector using duration neutrality, this sector of the Series is managed by matching product. This entails the Series having a neutral exposure to coupon (5.5%-11%), mortgage original term (30-year, 15-year, balloon) and agency issues.

As of June quarter-end, there were 6,701 securities in the Index, up from 6,482 at March 31, 1998. Of this number, 1,725 represented US Government and agency securities with 477 in MBS and 4,499 in corporate securities. The Series attained identical Index characteristics through the acquisition of 179 securities. These included 30 securities in the US Government and agency sector, 30 securities in the MBS sector and 119 in the corporate sector.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Jay C. Harbeck

Jay C. Harbeck
Senior Vice President and
Co-Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Senior Vice President and
Co-Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Co-Portfolio Manager

August 11, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                                    Standardized
                                                    12 Month         3 Month     Since Inception    30-Day Yield
                                                  Total Return     Total Return    Total Return    As of 6/30/98
================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*         +10.43%          +2.29%         +13.69%            5.79%
----------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*         +10.05           +2.23          +13.34             5.54
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index               **+10.54           +2.34          +14.21               --
================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/03/97 to 6/30/98.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/98                                                       +10.43%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/98                                      +10.89
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/98                                                       +10.05%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/98                                      +10.62
--------------------------------------------------------------------------------


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND           As of June 30, 1998
===================================================================================================================================
Assets:              Investment in Merrill Lynch Aggregate Bond Index Series, at value
                       (identified cost--$393,836,924) (Note 1a) ...................................                   $403,677,652
                     Deferred organization expenses (Note 1d) ......................................                         11,972
                     Prepaid registration fees (Note 1d) ...........................................                         31,564
                                                                                                                       ------------
                     Total assets ..................................................................                    403,721,188
                                                                                                                       ------------
===================================================================================================================================
Liabilities:         Payables:
                       Dividends and distributions to shareholders (Note 1e) .......................  $    775,866
                       Administrative fees (Note 2) ................................................        29,813
                       Distributor (Note 2) ........................................................        15,382          821,061
                                                                                                      ------------
                     Accrued expenses and other liabilities ........................................                         72,889
                                                                                                                       ------------
                     Total liabilities .............................................................                        893,950
                                                                                                                       ------------
===================================================================================================================================
Net Assets:          Net assets ....................................................................                   $402,827,238
                                                                                                                       ============
===================================================================================================================================
Net Assets           Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares
Consist of:            authorized ..................................................................                       $  3,120
                     Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares
                       authorized ..................................................................                            718
                     Paid-in capital in excess of par ..............................................                    392,930,924
                     Undistributed realized capital gains on investments from the Series--net ......                         51,748
                     Unrealized appreciation on investments from the Series--net ...................                      9,840,728
                                                                                                                       ------------
                     Net assets ....................................................................                   $402,827,238
                                                                                                                       ============
===================================================================================================================================
Net Asset            Class A--Based on net assets of $327,469,547 and 31,199,132 shares outstanding.                   $      10.50
Value:                                                                                                                 ============
                     Class D--Based on net assets of $75,357,691 and 7,177,071 shares outstanding...                   $      10.50
                                                                                                                       ============
===================================================================================================================================

                     See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND           For the Six Months Ended June 30, 1998
===================================================================================================================================
Investment           Investment income allocated from the Series ...................................                   $ 11,559,367
Income               Expenses allocated from the Series ............................................                       (215,223)
(Note 1b):                                                                                                             ------------
                     Net investment income from the Series .........................................                     11,344,144
                                                                                                                       ------------
===================================================================================================================================
Expenses:            Administration fee (Note 2) ...................................................  $    251,138
                     Transfer agent fees (Note 2) ..................................................       119,650
                     Account maintenance fee--Class D (Note 2) .....................................        89,615
                     Registration fees (Note 1d) ...................................................        64,360
                     Printing and shareholder reports ..............................................        40,970
                     Professional fees .............................................................         3,123
                     Amortization of organization expenses (Note 1d) ...............................         1,209
                     Accounting services (Note 2) ..................................................           617
                     Other .........................................................................         1,845
                                                                                                      ------------
                     Total expenses before reimbursement ...........................................       572,527
                     Reimbursement of expenses (Note 2) ............................................       (70,451)
                                                                                                      ------------
                     Total expenses after reimbursement ............................................                        502,076
                                                                                                                       ------------
                     Investment income--net ........................................................                     10,842,068
                                                                                                                       ------------
===================================================================================================================================
Realized &           Realized gain on investments from the Series--net .............................                        121,273
Unrealized           Change in unrealized appreciation on investments from the Series--net .........                      2,500,609
Gain from the                                                                                                          ------------
Series--Net:         Net Increase in Net Assets Resulting from Operations ..........................                   $ 13,463,950
                                                                                                                       ============
===================================================================================================================================

                     See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six     For the Period
AGGREGATE BOND                                                                                      Months Ended  April 3, 1997+ to
INDEX FUND           Increase (Decrease) in Net Assets:                                            June 30, 1998     Dec. 31, 1997
===================================================================================================================================
Operations:          Investment income--net .......................................................  $ 10,842,068      $  9,002,884
                     Realized gain on investments from the Series--net ............................       121,273           870,653
                     Change in unrealized appreciation on investments from the Series--net ........     2,500,609         7,340,119
                                                                                                     ------------      ------------
                     Net increase in net assets resulting from operations .........................    13,463,950        17,213,656
                                                                                                     ------------      ------------
===================================================================================================================================
Dividends &          Investment income--net:
Distributions          Class A ....................................................................    (8,746,076)       (7,292,400)
to Shareholders        Class D ....................................................................    (2,095,992)       (1,710,484)
(Note 1e):           Realized gain on investments from the Series--net:
                       Class A ....................................................................            --          (709,638)
                       Class D ....................................................................            --          (161,015)
                     In excess of realized gain on investments from the Series--net:
                       Class A ....................................................................            --           (56,667)
                       Class D ....................................................................            --           (12,858)
                                                                                                     ------------      ------------
                     Net decrease in net assets resulting from dividends and distributions
                       to shareholders ............................................................   (10,842,068)       (9,943,062)
                                                                                                     ------------      ------------
===================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions ...........    92,931,427       299,978,335
Transactions                                                                                         ------------      ------------
(Note 4):
===================================================================================================================================
Net Assets:          Total increase in net assets .................................................    95,553,309       307,248,929
                     Beginning of period ..........................................................   307,273,929            25,000
                                                                                                     ------------      ------------
                     End of period ................................................................  $402,827,238      $307,273,929
                                                                                                     ============      ============
===================================================================================================================================

                    + Commencement of operations.

                     See Notes to Financial Statements

                                      4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

FINANCIAL HIGHLIGHTS

                     The following per share data                             Class A                           Class D
                     and ratios have been derived                --------------------------------   ---------------------------
                     from information provided                   For the Six     For the Period    For the Six   For the Period
MERRILL LYNCH        in the financial statements.                Months Ended   April 3, 1997+ to Months Ended   April 3, 1997+
AGGREGATE BOND                                                     June 30,        December 31,      June 30,    to December 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:         1998              1997            1998             1997
===============================================================================================================================
Per Share            Net asset value, beginning of period ......   $  10.42          $  10.00          $ 10.42          $ 10.00
Operating                                                          --------          --------          -------          -------
Performance:         Investment income--net ....................        .31               .48              .30              .46
                     Realized and unrealized gain on investments
                       from the Series--net ....................        .08               .45              .08              .45
                                                                   --------          --------          -------          -------
                     Total from investment operations ..........        .39               .93              .38              .91
                                                                   --------          --------          -------          -------
                     Less dividends and distributions:
                       Investment income--net ..................       (.31)             (.48)            (.30)            (.46)
                       Realized gain on investments
                         from the Series--net ..................         --              (.03)              --             (.03)
                       In excess of realized gain on investments
                         from the Series--net ..................         --                --++             --               --++
                                                                   --------          --------          -------          -------
                     Total dividends and distributions .........       (.31)             (.51)            (.30)            (.49)
                                                                   --------          --------          -------          -------
                     Net asset value, end of period ............   $  10.50          $  10.42          $ 10.50          $ 10.42
                                                                   ========          ========          =======          =======
===============================================================================================================================
Total Investment     Based on net asset value per share ........      3.83%++++         9.49%++++        3.71%++++        9.29%++++
Return:                                                            ========          ========          =======          =======
===============================================================================================================================
Ratios to Average    Expenses, net of reimbursement+++ .........       .35%*             .35%*            .60%*            .60%*
Net Assets:                                                        ========          ========          =======          =======
                     Expenses+++ ...............................       .39%*             .52%*            .64%*            .77%*
                                                                   ========          ========          =======          =======
                     Investment income--net ....................      6.09%*            6.22%*           5.85%*           5.98%*
                                                                   ========          ========          =======          =======
===============================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..   $327,469          $251,140          $75,358          $56,134
Data:                                                              ========          ========          =======          =======
===============================================================================================================================

                    *    Annualized.
                    +    Commencement of operations.
                         See Notes to Financial Statements.
                    ++   Amount is less than $.01 per share.
                    +++  Includes the Fund's share of the Series' allocated
                         expenses.
                    ++++ Aggregate total investment return.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co.,


                                     6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH AGGREGATE BOND INDEX FUND

which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1998, MLAM earned fees of $251,138, of which $64,567 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $5,884.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1998 were $87,393,653 and $5,243,415, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $92,931,427 and $299,978,335 for the six months ended June 30, 1998 and for the period April 3, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1998                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................        10,206,934         $106,733,501
Shares issued to shareholders
in reinvestment of dividends ...........           709,728            7,421,160
                                                ----------         ------------
Total issued ...........................        10,916,662          114,154,661
Shares redeemed ........................        (3,829,696)         (40,027,531)
                                                ----------         ------------
Net increase ...........................         7,086,966         $ 74,127,130
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        25,730,300         $262,000,547
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           719,579            7,438,280
                                                ----------         ------------
Total issued ...........................        26,449,879          269,438,827
Shares redeemed ........................        (2,338,963)         (24,009,006)
                                                ----------         ------------
Net increase ...........................        24,110,916         $245,429,821
                                                ==========         ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended June 30, 1998                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         3,075,432         $ 32,245,306
Shares issued to shareholders
in reinvestment of dividends ...........           156,034            1,631,750
                                                ----------         ------------
Total issued ...........................         3,231,466           33,877,056
Shares redeemed ........................        (1,442,362)         (15,072,759)
                                                ----------         ------------
Net increase ...........................         1,789,104         $ 18,804,297
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................         6,726,307         $ 68,244,160
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           145,936            1,506,072
                                                ----------         ------------
Total issued ...........................         6,872,243           69,750,232
Shares redeemed ........................        (1,485,526)         (15,201,718)
                                                ----------         ------------
Net increase ...........................         5,386,717         $ 54,548,514
                                                ==========         ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


SCHEDULE OF INVESTMENTS

                        Merrill Lynch Aggregate Bond Index Series
                        ============================================================================================================
                                                                     Face      Interest    Maturity                         Value
                        Issue                                       Amount       Rate       Date(s)          Cost         (Note 1a)
====================================================================================================================================
US Government &         Federal Home Loan Mortgage Corp.         $ 1,200,000     5.75%     7/15/2003     $ 1,199,344     $ 1,199,344
Agency Obligations   ===============================================================================================================
--47.76%                Tennessee Valley Authority, Series E         290,000     6.25     12/15/2017         300,025         300,025
                     ===============================================================================================================
                        United States Treasury Bonds              25,110,000     8.75      5/15/2017      31,236,376      33,816,139
                                                                   7,770,000     6.625     2/15/2027       7,641,168       8,774,039
                                                                   3,300,000     6.375     8/15/2027       3,254,828       3,623,796
                                                                   3,200,000     6.125    11/15/2027       3,294,812       3,428,992
                     ===============================================================================================================
                        United States Treasury Notes               6,330,000     5.75     12/31/1998       6,327,625       6,342,850
                                                                  10,000,000     6.25      5/31/1999      10,034,994      10,064,100
                                                                   1,330,000     6.00      6/30/1999       1,336,792       1,336,437
                                                                  10,150,000     5.875     8/31/1999      10,142,031      10,189,687
                                                                  11,000,000     6.375     5/15/2000      11,065,830      11,163,240
                                                                  16,840,000     6.00      8/15/2000      16,838,939      17,000,485
                                                                   9,300,000     5.75     11/15/2000       9,378,117       9,346,500
                                                                     400,000     5.375     2/15/2001         400,109         398,624
                                                                   7,220,000     6.25      2/28/2002       7,361,917       7,385,843
                                                                  16,300,000     6.50      5/31/2002      16,362,893      16,842,464
                                                                   1,850,000     6.25      6/30/2002       1,852,833       1,896,546
                                                                   2,100,000     6.00      7/31/2002       2,091,984       2,135,427
                                                                   6,800,000     6.25      8/31/2002       6,844,828       6,977,412
                                                                   3,500,000     5.875     9/30/2002       3,488,125       3,543,750
                                                                   3,300,000     5.75     10/31/2002       3,300,445       3,326,796
                                                                   2,100,000     5.75     11/30/2002       2,102,945       2,117,388
                                                                   1,800,000     5.625    12/31/2002       1,807,680       1,807,866
                                                                   5,900,000     5.50      1/31/2003       5,915,541       5,895,398
                                                                   3,000,000     6.25      2/15/2003       3,076,996       3,087,180
                                                                   1,400,000     5.75      8/15/2003       1,408,559       1,414,868
                                                                   1,200,000     5.875    11/15/2005       1,214,063       1,222,872
                                                                   4,650,000     6.25      2/15/2007       4,488,689       4,869,434
                                                                   5,400,000     6.625     5/15/2007       5,530,381       5,799,924
                                                                   7,400,000     6.125     8/15/2007       7,489,063       7,699,478
====================================================================================================================================
                        Total Investments in US Government & Agency Obligations--47.76%                  186,787,932     193,006,904
====================================================================================================================================


                                      8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

                        Merrill Lynch Aggregate Bond Index Series (continued)
                        ============================================================================================================
                                                             Face     Interest        Maturity                               Value
                        Issue                               Amount      Rate           Date(s)               Cost          (Note 1a)
====================================================================================================================================
US Government Agency    Federal Home Loan Mortgage       $   297,523    6.00%         5/01/2013          $   293,340     $   294,641
Mortgage-Backed         Corporation Participation            296,950    6.50(1)       9/01/2002              297,042         299,362
Obligations*--29.59%    Certificates--Gold Program        11,307,090    6.50     4/01/2008--5/01/2028     11,308,675      11,391,107
                                                             800,000    6.50          6/01/2028              797,031         797,744
                                                           1,400,683    7.00(2)  7/01/2004--11/01/2004     1,412,629       1,420,377
                                                          14,742,568    7.00     1/01/2008--6/01/2028     14,872,057      14,996,331
                                                             900,000    7.00     6/01/2027--12/01/2027       913,859         914,250
                                                          10,208,402    7.50     8/01/2012--3/01/2028     10,426,220      10,466,779
                                                           8,134,900    8.00     5/01/2012--1/01/2028      8,387,962       8,422,013
                                                             200,000    8.00          6/01/2024              207,500         206,874
                                                             779,784    9.00          6/01/2025              831,933         829,979
                                                           3,340,342    9.50     2/01/2019--10/01/2024     3,590,423       3,606,892
                     ===============================================================================================================
                        Federal National                     211,368    5.50          6/01/2011              197,233         206,016
                        Mortgage Association                 318,077    6.00(2)      11/01/2004              315,975         316,983
                        Mortgage-Backed Securities         6,278,676    6.00     2/01/2013--6/01/2028      5,950,811       6,133,279
                                                             800,000    6.00     5/01/2013--8/01/2013        791,219         791,219
                                                           1,716,613    6.50(2)  5/01/2004--10/01/2004     1,707,735       1,729,024
                                                           5,993,716    6.50     3/01/2027--6/01/2028      5,901,214       5,969,392
                                                           1,900,000    6.50          6/01/2024            1,892,578       1,892,578
                                                          10,568,480    7.00     4/01/2027--1/01/2028     10,470,496      10,717,073
                                                           8,256,406    7.50     8/01/2027--11/01/202     78,337,584       8,457,090
                                                             728,376    9.50    12/01/2017--1/01/2025        783,334         783,157
                     ===============================================================================================================
                        Government National                1,766,662    6.00     3/15/2011--2/15/2012      1,715,196       1,757,371
                        Mortgage Association               3,743,960    6.50     4/15/2026--3/15/2028      3,676,876       3,736,810
                        Mortgage-Backed                    4,768,948    7.00     7/15/2027--6/15/2028      4,811,983       4,845,010
                        Securities                           700,000    7.00          6/15/2028              711,438         711,151
                                                           4,787,872    7.50     3/15/2024--12/15/2027     4,856,082       4,921,078
                                                             400,000    7.50    12/15/2025--1/15/2027        411,125         411,124
                                                           5,697,895    8.00    11/15/2024--4/15/2027      5,835,241       5,904,443
                                                             200,000    8.00         12/15/2027              207,313         207,313
                                                           4,810,481    8.50     7/15/2025--3/15/2028      5,033,790       5,070,730
                                                             605,767    9.00     4/15/2018--11/15/2019       650,622         652,057
                                                             664,172    9.50     9/15/2021--2/15/2027        721,453         719,207
====================================================================================================================================
                        Total Investments in US Government Agency Mortgage-Backed Obligations--29.59%    118,317,969     119,578,454
====================================================================================================================================
                          S&P      Moody's    Face
INDUSTRIES              Ratings    Ratings    Amount              Corporate Bonds & Notes
====================================================================================================================================
Asset-Backed            AAA        Aaa      $1,000,000    Standard Credit Card Master Trust,
Securities**--0.25%                                       5.50% due 1/07/1999                                   990,000      998,120
====================================================================================================================================
Banking--2.65%          A          A1        1,000,000    BankAmerica Corporation, 6.875% due 6/01/2003      1,036,840     1,034,520
                        A          A1        1,000,000    Chase Manhattan Corp., 9.75% due 11/01/2001        1,112,050     1,108,440
                        A          A1          500,000    Citicorp, 9.50% due 2/01/2002                        553,875       551,980
                        A          A1          500,000    Citicorp, 7.625% due 5/01/2005                       527,890       537,225
                        A          A2        1,000,000    First Bank Systems Inc., 7.55% due 6/15/2004       1,070,160     1,065,020
                        BBB+       A3        1,020,000    Fleet/Norstar Financial Group, Inc.,
                                                          8.125% due 7/01/2004                               1,066,374     1,112,881
                        A          Aa3         490,000    Midland Bank PLC, 7.625% due 6/15/2006               527,549       523,928
                        A          A1          500,000    NationsBank Corp., 6.50% due 8/15/2003               500,435       506,710
                        AA-        Aa3       1,835,000    Norwest Corporation, 5.75% due 2/01/2003           1,730,864     1,810,980
                        A+         A1        1,050,000    Republic New York Corp., 7.53% due 12/04/2026      1,047,322     1,101,439
                        AA         Aa1         230,000    Swiss Bank Corp. N.Y., 7.50% due 7/15/2025           225,195       255,403
                        BBB+       A1        1,000,000    Wells Fargo Capital, 8.125% due 12/01/2026 (a)       967,500     1,112,441
                                                                                                            ----------    ----------
                                                                                                            10,366,054    10,720,967
====================================================================================================================================
Financial Services--    A          A2          500,000    Bear Stearns Companies Inc. (The),
1.48%                                                     6.125% due 2/01/2003                                 499,620       498,775
                        BBB+       A3          200,000    Heller Financial, Inc., 7% due 5/15/2002             197,878       204,984
                        A          Baa1      1,000,000    Lehman Brothers, Inc., 10% due 5/15/1999           1,055,900     1,032,800
                        A          Baa1        500,000    Lehman Brothers, Inc., 7.625% due 6/01/2006          536,160       536,710
                        A+         A1        1,000,000    Morgan Stanley Group Inc., 6.50% due 3/30/2001     1,016,970     1,015,350
                        NR++       Baa1      1,000,000    Paine Webber Group, Inc., 7.74% due 1/30/2012      1,063,050     1,124,750
                        A          A2        1,000,000    Salomon Smith Barney Holdings, Inc.,
                                                          7.125% due 10/01/2006                                998,100     1,054,562
                        BBB        Baa2        500,000    Spieker Properties, Inc., 6.875% due 2/01/2005       502,505       504,675
                                                                                                            ----------    ----------
                                                                                                             5,870,183     5,972,606
====================================================================================================================================
Financial Services--    AA-        Aa3          500,000   Associates Corp. N.A., 7.46% due 3/28/2000          513,070       513,965
Consumer--1.38%         AA-        Aa3         500,000    Associates Corp. N.A., 7.125% due 5/15/2000          509,825       511,800
                        AA-        Aa3         500,000    Associates Corp. N.A., 7.23% due 5/17/2006           525,535       533,705
                        A+         Aa3         200,000    CIT Group Holdings, Inc., 5.875% due 10/15/2008      178,758       194,114
                        A+         A1        1,000,000    Commercial Credit Co., 6.125% due 3/01/2000          985,890     1,001,930
                        A-         Baa1        500,000    Finova Capital Corp., 6.45% due 6/01/2000            502,715       503,815
                        A          A2        1,250,000    Household Finance Corp., 7.75% due 6/01/1999       1,279,177     1,270,762
                        A+         Aa3         500,000    Travelers Capital II, 7.75% due 12/01/2036           507,205       523,940
                        A-         A3          500,000    Washington Mutual, Inc., 7.25% due 6/15/2001         516,945       514,630
                                                                                                            ----------    ----------
                                                                                                             5,519,120     5,568,661
====================================================================================================================================
Foreign Government      AA         Aa2       1,000,000    Province of British Columbia,
Obligations--1.16%                                        7.25% due 9/01/2036                                1,019,840     1,140,910
                        AA-        Aa3         500,000    Province of Ontario, 7.375% due 1/27/2003            524,060       526,420
                        AA-        Aa3         500,000    Province of Ontario, 7.625% due 6/27/2004            531,870       539,940
                        A          A3          750,000    Province of Saskatchewan, 8% due 7/15/2004           825,255       825,832
                        A          A3          400,000    Province of Saskatchewan, 9.125% due 2/15/2021       513,708       533,712
                        AA         Aa3       1,000,000    Republic of Italy, 6.875% due 9/27/2023              967,770     1,101,910
                                                                                                            ----------    ----------
                                                                                                             4,382,503     4,668,724
====================================================================================================================================


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

                      Merrill Lynch Aggregate Bond Index Series (continued)
                      ==============================================================================================================
                        S&P      Moody's         Face                                                                       Value
INDUSTRIES            Ratings    Ratings        Amount           Corporate Bonds & Notes                      Cost        (Note 1a)
====================================================================================================================================
Industrial              A+         A1         $1,000,000    Anheuser-Busch Co., Inc.,
Consumer Goods--                                            6.75% due 11/01/2006                          $  969,880     $ 1,029,050
0.80%                   BBB        Baa2        1,000,000    Nabisco, Inc., 6% due 2/15/2011                  997,450         986,120
                        A          A2            500,000    Philip Morris Companies, Inc.,
                                                            9% due 1/01/2001                                 534,935         530,995
                        A          A2            365,000    Philip Morris Companies, Inc.,
                                                            6.95% due 6/01/2006                              367,606         378,089
                        BBB-       Baa3          300,000    RJR Nabisco, Inc., 8.75% due 7/15/2007           319,341         311,445
                                                                                                          ----------      ----------
                                                                                                           3,189,212       3,235,699
====================================================================================================================================
Industrial--            AA-        A1            500,000    Consolidated Natural Gas Co.,
Energy--0.97%                                               6.625% due 12/01/2008                            493,905         520,970
                        BBB        Baa2          500,000    Diamond Shamrock, Inc., 8% due 4/01/2023         513,270         518,875
                        BBB+       Baa2          500,000    Enron Corp., 6.625% due 10/15/2003               499,400         505,850
                        BBB-       Baa2          500,000    K N Energy, Inc., 6.45% due 3/01/2003            500,510         500,530
                        BBB        Baa2          500,000    Occidental Petroleum Corp.,
                                                            10.125% due 11/15/2001                           562,455         556,890
                        A-         A3          1,000,000    Phillips Petroleum Co., 8.86% due 5/15/2022    1,088,410       1,134,650
                        BBB-       Baa3          150,000    USX Corp., 8.125% due 7/15/2023                  165,882         168,372
                                                                                                          ----------      ----------
                                                                                                           3,823,832       3,906,137
====================================================================================================================================
Industrial--            BBB+       A3            500,000    Applied Materials, Inc.,
Manufacturing--                                             6.75% due 10/15/2007                             503,500         510,415
3.81%                   A          A2            500,000    Atlantic Richfield Company,
                                                            8.44% due 2/21/2012                              578,335         601,600
                        AA         Aa3           500,000    Boeing Company (The), 6.35% due 6/15/2003        506,655         505,760
                        BBB+       Baa2          528,000    Celulosa Arauco, 6.75% due 12/15/2003            520,091         508,612
                        A          A2            150,000    Chrysler Corp., 7.45% due 3/01/2027              157,253         166,422
                        AA-        Aa3         1,000,000    E.I. du Pont de Nemours, 7.95% due 1/15/2023   1,009,260       1,076,560
                        A          A1            500,000    Ford Motor Credit Co., 8% due 6/15/2002          531,655         533,905
                        A          A1          1,000,000    Ford Motor Credit Co., 7.75% due 11/15/2002    1,025,760       1,062,410
                        A          A1            500,000    Ford Motor Credit Co., 7.20% due 6/15/2007       522,220         530,925
                        AAA        Aaa           300,000    General Electric Capital Corp.,
                                                            8.375% due 3/01/2001                             316,032         317,703
                        A-         A3            100,000    General Motors Acceptance Corp.,
                                                            9.375% due 4/01/2000                             106,398         105,494
                        A          A2          1,400,000    General Motors Acceptance Corp.,
                                                            9% due 10/15/2002                              1,560,272       1,546,958
                        A          A2            600,000    General Motors Corporation,
                                                            8.80% due 3/01/2021                              737,202         743,592
                        BBB-       Baa2          500,000    Georgia-Pacific Corp., 7.375% due 12/01/2025     512,055         516,285
                        A+         A1          1,000,000    International Business Machines Corp.,
                                                            7.125% due 12/01/2096                            948,080       1,069,180
                        BBB+       A3            500,000    Lockheed Martin Corp., 7.25% due 5/15/2006       522,245         530,485
                        A          A2            900,000    Lucent Technologies, Inc.,
                                                            6.90% due 7/15/2001                              895,563         925,029
                        BBB        Baa1          600,000    Raytheon Company, 6.75% due 3/15/2018            599,934         612,564
                        BBB        Baa1          500,000    Raytheon Company, 7.20% due 8/15/2027            528,010         534,890
                        BBB+       Baa2          500,000    Saga Petroleum ASA, 7.25% due 9/23/2027          503,060         505,785
                        BBB        Ba1           500,000    Seagate Technology, Inc.,
                                                            7.45% due 3/01/2037                              505,315         491,155
                        A          A2          1,500,000    TRW Inc., 6.25% due 1/15/2010                  1,486,005       1,474,500
                        A-         A2            500,000    Xerox Capital Trust I, 8% due 2/01/2027          517,340         540,449
                                                                                                          ----------      ----------
                                                                                                          15,092,240      15,410,678
====================================================================================================================================
Industrial              BBB        Baa2          500,000    CSX Corporation, 7.45% due 5/01/2007             536,420         531,565
Other--1.30%            BBB        Baa2          200,000    CSX Corporation, 7.90% due 5/01/2017             222,970         223,888
                        BBB-       Baa3          750,000    Delta Air Lines, Inc.,
                                                            10.375% due 2/01/2011                            978,495         978,495
                        BBB+       Baa1        1,500,000    Norfolk Southern Corp., 7.70% due 5/15/2017    1,538,160       1,682,655
                        BBB-       Baa3        1,000,000    Union Pacific Corp., 9.625% due 12/15/2002     1,135,940       1,121,490
                        BB+        Baa3          650,000    United Air Lines, Inc., 9% due 12/15/2003        721,292         726,355
                                                                                                          ----------      ----------
                                                                                                           5,133,277       5,264,448
====================================================================================================================================
Industrial--            BBB+       Baa2        1,000,000    American Stores Co., 9.125% due 4/01/2002      1,110,040       1,094,480
Services--2.60%         BBB-       Baa3          450,000    Comcast Cable Communications,
                                                            8.375% due 5/01/2007                             491,864         505,420
                        BBB+       A3          1,000,000    Dayton Hudson Co., 10% due 1/01/2011           1,227,430       1,294,950
                        A          A2            500,000    First Data Corporation, 6.75% due 7/15/2005      517,910         517,060
                        BBB+       A3          1,000,000    Hertz Corp., 7% due 1/15/2028                    970,760       1,005,210
                        A          A2            360,000    May Department Stores Co.,
                                                            7.60% due 6/01/2025                              345,942         404,273
                        BBB-       Baa3        1,000,000    News America Holdings, Inc.,
                                                            8.50% due 2/15/2005                            1,073,535       1,107,750
                        A          A2          1,000,000    Penney (J.C.) & Co., 7.60% due 4/01/2007       1,085,130       1,082,390
                        A          A2            200,000    Penney (J.C.) & Co., 7.95% due 4/01/2017         204,476         226,570
                        A-         A2            500,000    Sears Discover Credit Corp.,
                                                            9.14% due 3/31/2012                              605,320         631,605
                        A-         A2            500,000    Sears, Roebuck & Co., 6.25% due 1/15/2004        493,995         501,885
                        BBB-       Baa3          500,000    TCI Communications, Inc.,
                                                            6.875% due 2/15/2006                             482,050         515,775
                        BBB-       Ba1           100,000    Tele-Communications, Inc.,
                                                            9.80% due 2/01/2012                              110,548         128,631
                        BBB-       Baa3          500,000    Time Warner, Inc., 7.95% due 2/01/2000           515,375         513,780
                        BBB-       Baa3          400,000    Time Warner, Inc., 8.18% due 8/15/2007           410,104         445,716
                        A          A2            500,000    Walt Disney Company (The),
                                                            6.75% due 3/30/2006                              512,650         522,480
                                                                                                          ----------      ----------
                                                                                                          10,157,129      10,497,975
====================================================================================================================================
Utilities--             A          Baa1        1,000,000    360 Communications Co.,
Communications--                                            7.125% due 3/01/2003                           1,019,270       1,037,230
1.08%                   AAA        Aaa           900,000    BellSouth Telecommunications, Inc.,
                                                            6.75% due 10/15/2033                             796,973         880,488
                        A          Baa1          750,000    GTE Corp., 7.83% due 5/01/2023                   722,123         790,508
                        A          Baa2          150,000    MCI Communications Corp.,
                                                            7.50% due 8/20/2004                              155,665         158,806
                        A+         A2            700,000    U S West Communications, Inc.,
                                                            6.875% due 9/15/2033                             667,635         674,919
                        BBB-       Baa2          750,000    WorldCom Inc., 7.75% due 4/01/2007               776,430         813,495
                                                                                                          ----------      ----------
                                                                                                           4,138,096       4,355,446
====================================================================================================================================
Utilities--             AA-        A1          1,470,000    Baltimore Gas & Electric Co.,
Gas & Electric--                                            8.375% due 8/15/2001                           1,551,364       1,564,742
1.83%                   BBB+       Baa3          500,000    Consumers Energy Company,
                                                            6.375% due 2/01/2008(a)                          488,120         497,601
                        BBB+       A3            100,000    Detroit Edison Co., 5.93% due 2/01/2001           96,905          99,789
                        A-         A3            500,000    Detroit Edison Co., 7.22% due 8/01/2002          518,860         520,895
                        A-         A3            500,000    Houston Lighting & Power Co.,
                                                            8.75% due 3/01/2022                              538,705         576,270
                        A-         A3          1,000,000    Pennsylvania Power & Light Resources, Inc.,
                                                            8.50% due 5/01/2022                            1,056,750       1,099,490
                        A-         A3          1,700,000    Public Service Electric & Gas Co.,
                                                            6.50% due 6/01/2000                            1,699,252       1,713,923
                        AA+        Aa2         1,250,000    Wisconsin Electric Power Co.,
                                                            7.25% due 8/01/2004                            1,280,137       1,328,025
                                                                                                          ----------      ----------
                                                                                                           7,230,093       7,400,735
====================================================================================================================================


                                    12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

                      Merrill Lynch Aggregate Bond Index Series (concluded)
                      =============================================================================================================
                        S&P      Moody's         Face                                                                        Value
INDUSTRIES            Ratings    Ratings        Amount           Corporate Bonds & Notes                       Cost        (Note 1a)
===================================================================================================================================
Yankees--              AA-        Aa3        $  425,000    Abbey National First Capital,
Corporate--2.14%                                           8.20% due 10/15/2004                          $  450,003      $  467,959
                       BBB+       A3            500,000    BCH Cayman Islands, 6.50% due 2/15/2006          493,985         499,240
                       A          A2            500,000    BHP Finance USA Ltd., 6.42% due 3/01/2026        497,170         499,330
                       BBB+       Baa3          400,000    Fairfax Financial Holdings Limited,
                                                           8.30% due 4/15/2026                              438,736         453,912
                       A+         A1            550,000    Grand Metropolitan Investment PLC,
                                                           9% due 8/15/2011                                 617,518         675,736
                       A+         A3          1,000,000    Hutchison Whampoa Limited,
                                                           6.95% due 8/01/2007(a)                           968,880         837,006
                       A+         A2          1,000,000    Hydro-Quebec, 8.875% due 3/01/2026             1,116,000       1,291,050
                       BBB        Baa2        1,000,000    Noranda Forest Inc., 6.875% due 11/15/2005     1,002,540       1,011,410
                       A          A2            500,000    Norsk Hydro ASA, 6.70% due 1/15/2018             497,440         504,335
                       BBB+       A3            500,000    Philips Electronics N.V.,
                                                           7.75% due 5/15/2025                              512,285         560,830
                       A+         A1          1,000,000    Santander Finance Ltd., 7% due 4/01/2006       1,004,440       1,033,310
                       A+         Aa3           500,000    Sony Corporation, 6.125% due 3/04/2003           498,940         501,165
                       A          A2            300,000    Western Mining, 7.25% due 11/15/2013             291,822         310,494
                                                                                                       ------------    ------------
                                                                                                          8,389,759       8,645,777
===================================================================================================================================
                       Total Investments in Corporate Bonds & Notes--21.45%                              84,281,498      86,645,973
===================================================================================================================================
                       Face Amount                                     Short-Term Securities
===================================================================================================================================
Repurchase             $6,136,000                          Nikko Securities Co., purchased on
Agreements***--                                            6/30/1998 to yield 5.80% to 7/01/1998          6,136,000       6,136,000
1.52%
===================================================================================================================================
                       Total Investments in Short-Term Securities--1.52%                                  6,136,000       6,136,000
===================================================================================================================================
                       Total Investments--100.32%                                                      $395,523,399     405,367,331
                                                                                                       ============
                       Liabilities in Excess of Other Assets--(0.32%)                                                    (1,273,717)
                                                                                                                       ------------
                       Net Assets--100.00%                                                                             $404,093,614
                                                                                                                       ============
===================================================================================================================================

                      * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
                      **  Subject to principal paydowns.
                      *** Repurchase Agreements are fully collateralized by US
                          Government Agency Obligations.
                      ++  Not Rated.
                      (a) The security may be offered and sold to "qualified
                          institutional buyers" under Rule 144A of the Securities Act of 1933.
                      (1) Represents balloon mortgages that amortize on a
                          30-year schedule and have 5-year maturities.
                      (2) Represents balloon mortgages that amortize on a
                          30-year schedule and have 7-year maturities.

                       See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES     As of June 30, 1998
=====================================================================================================
Assets:          Investments, at value (identified cost--$395,523,399)
                   (Note 1a) .........................................                   $405,367,331
                 Cash ................................................                          7,038
                 Receivables:
                   Interest ..........................................    $4,756,947
                   Contributions .....................................    $1,523,268        6,280,215
                                                                          ----------
                 Deferred organization expenses (Note 1e) ............                         15,842
                 Prepaid expenses ....................................                            714
                                                                                         ------------
                 Total assets ........................................                    411,671,140
                                                                                         ------------
=====================================================================================================
Liabilities:     Payables:
                   Securities purchased ..............................     6,960,555
                   Withdrawals .......................................       530,304
                   Investment adviser (Note 2) .......................        19,498        7,510,357
                                                                          ----------
                 Accrued expenses and other liabilities ..............                         67,169
                                                                                         ------------
                 Total liabilities ...................................                      7,577,526
                                                                                         ------------
=====================================================================================================
Net Assets:      Net assets ..........................................                   $404,093,614
                                                                                         ============
=====================================================================================================
Net Assets       Partners' capital ...................................                   $394,249,682
Consist of:      Unrealized appreciation on investments--net .........                      9,843,932
                                                                                         ------------
                 Net assets ..........................................                   $404,093,614
                                                                                         ============
=====================================================================================================

                 See Notes to Financial Statements.


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES     For the Six Months Ended June 30, 1998
===============================================================================================================
Investment       Interest and discount earned ..................................                   $ 11,536,267
Income           Other .........................................................                         11,154
(Note 1d):                                                                                         ------------
                 Total income ..................................................                     11,547,421
                                                                                                   ------------
===============================================================================================================
Expenses:        Investment advisory fees (Note 2) .............................    $    107,980
                 Accounting services (Note 2) ..................................          62,213
                 Custodian fees ................................................          24,869
                 Professional fees .............................................           9,804
                 Pricing fees ..................................................           8,971
                 Amortization of organization expenses (Note 1e) ...............           1,764
                 Trustees' fees and expenses ...................................           1,761
                 Other .........................................................             601
                                                                                    ------------
                 Total expenses before reimbursement ...........................         217,963
                 Reimbursement of expenses (Note 2) ............................          (2,537)
                                                                                    ------------
                 Total expenses after reimbursement ............................                        215,426
                                                                                                   ------------
                 Investment income--net ........................................                     11,331,995
                                                                                                   ------------
===============================================================================================================
Realized &       Realized gain from investments--net ...........................                        144,310
Unrealized       Change in unrealized appreciation on investments--net .........                      2,502,540
Gain on                                                                                            ------------
Investments--    Net Increase in Net Assets Resulting from Operations ..........                   $ 13,978,845
Net (Notes 1b,                                                                                     ============
1d & 3):
===============================================================================================================

                 See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                       For the Six       For the Period
AGGREGATE BOND                                                                      Months Ended   April 3, 1997+ to
INDEX SERIES     Increase (Decrease) in Net Assets:                                June 30, 1998       Dec. 31, 1997
====================================================================================================================
Operations:      Investment income--net .........................................    $ 11,331,995        $ 9,362,915
                 Realized gain on investments--net ..............................         144,310            870,626
                 Change in unrealized appreciation on investments--net ..........       2,502,540          7,341,392
                                                                                     ------------       ------------
                 Net increase in net assets resulting from operations ...........      13,978,845         17,574,933
                                                                                     ------------       ------------
====================================================================================================================
Net Capital      Increase in net assets derived from net capital contributions ..      82,374,372        290,165,464
Contributions:                                                                       ------------       ------------
====================================================================================================================
Net Assets:      Total increase in net assets ...................................      96,353,217        307,740,397
                   Beginning of period ..........................................     307,740,397                 --
                                                                                     ------------       ------------
                   End of period ................................................    $404,093,614       $307,740,397
                                                                                     ============       ============
====================================================================================================================

                +Commencement of operations.

                 See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                      For the Six      For the Period
AGGREGATE BOND   The following ratios have been derived from                      Months Ended   April 3, 1997+ to
INDEX SERIES     information provided in the financial statements.                June 30, 1998      Dec. 31, 1997
==================================================================================================================
Ratios to        Expenses, net of reimbursement .................................           .12%*              .15%*
Average                                                                            ============       ============
Net Assets:      Expenses .......................................................           .12%*              .18%*
                                                                                   ============       ============
                 Investment income--net .........................................          6.30%*             6.34%*
                                                                                   ============       ============
==================================================================================================================
Supplemental     Net assets, end of period (in thousands) .......................  $    404,094        $   307,740
Data:                                                                              ============       ============
                 Portfolio turnover .............................................         13.60%             86.58%
                                                                                   ============       ============
==================================================================================================================

                + Commencement of operations.
                * Annualized.

                 See Notes to Financial Statements.


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX SERIES

================================================================================

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the six months ended June 30, 1998, MLAM earned fees of $107,980, of which $2,537 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998 were $137,640,288 and $45,012,808, respectively.

Net realized gains for the six months ended June 30, 1998 and unrealized gains as of June 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                    Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................           $144,310           $9,843,932
                                                   --------           ----------
Total ..................................           $144,310           $9,843,932
                                                   ========           ==========
--------------------------------------------------------------------------------

As of June 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $9,843,932, of which $10,241,853 related to appreciated securities and $397,921 related to depreciated securities. At June 30, 1998, the aggregate cost of investments for Federal income tax purposes was $395,523,399.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 1--6/98

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